T. Rowe Price Institutional Long Duration Credit Fund (Prospectus Summary) | T. Rowe Price Institutional Long Duration Credit Fund
Institutional Long Duration Credit Fund
Investment Objective(s)
The fund seeks to provide high income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Long Duration Credit Fund (Prospectus Summary) T. Rowe Price Institutional Long Duration Credit Fund Institutional Long Duration Credit Fund
Management fees	0.45%
Other expenses	0.01%
Total annual fund operating expenses	0.46%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Institutional Long Duration Credit Fund (Prospectus Summary) T. Rowe Price Institutional Long Duration Credit Fund Institutional Long Duration Credit Fund USD ($)
1 Year	$ 47
3 Years	148
5 Years	258
10 Years	$ 579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70.5% of the average value of its portfolio.
Principal Investment Strategies

The fund will normally invest in a diversified portfolio of longer duration debt instruments issued by corporations as well as certain noncorporate issuers. While the fund will focus on corporate bonds, the noncorporate debt instruments in which the fund may invest include securities issued by supranational organizations and U.S. and foreign governments and government agencies (including securities of issuers in emerging markets). There is no limit on the fund’s investments in U.S. dollar-denominated foreign securities, but non-U.S. dollar-denominated foreign debt instruments are limited to 10% of the fund’s total assets. Holdings will mainly consist of investment-grade debt instruments, although the fund has the flexibility to purchase some noninvestment-grade bonds (also called high yield or “junk” bonds).

Interest rates and bond prices tend to move in opposite directions. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund’s duration, the more sensitive that fund should be to changes in interest rates. For example, if interest rates rise by 1% and a fixed-rate bond has a duration of 10 years, it is estimated that the principal value of the bond will decrease by approximately 10%. While the fund may invest in debt instruments of any maturity or duration, the fund expects to normally maintain an effective duration within +/-20% of the duration of the Bloomberg Barclays U.S. Long Credit Bond Index. As of July 31, 2020, the duration of the Bloomberg Barclays U.S. Long Credit Bond Index was 15.24 years. However, the duration of the fund and this index will change over time and could be significantly higher or lower during certain interest rate environments.

Under normal conditions, at least 85% of the fund’s net assets will be rated investment grade (AAA, AA, A, or BBB, or an equivalent rating) at the time of purchase by at least one of the major credit rating agency or, if not rated by any credit rating agency, deemed to be of investment-grade quality by T. Rowe Price. Such investment grade investments could include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Up to 15% of the fund’s net assets can be invested in noninvestment-grade securities. Any investments in noninvestment-grade securities will be focused primarily on the higher-quality range (BB or an equivalent rating) of the high yield market and the fund will not purchase any individual bond that is rated B or below (or equivalent) by any major credit rating agency.

While most of the fund’s assets will typically be invested directly in debt instruments, the fund may use derivatives such as Treasury futures contracts, interest rate futures, interest rate swaps, and interest rate swap futures primarily in an effort to manage the portfolio’s duration or interest rate risk.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Derivatives The use of futures, swaps, and swap futures potentially exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can experience reduced liquidity and become difficult to value, and may involve leverage so that small changes produce disproportionate losses for the fund. The fund’s use of futures and swaps involves the risk that anticipated interest rate movements or evaluations of yield curves will not be accurately predicted, which could harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

The fund’s return for the six months ended 6/30/20 was 8.87%.

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/2019	7.90%	Worst Quarter	6/30/2015	-6.78%

Average Annual Total Returns Periods ended December 31, 2019

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Average Annual Total Returns - T. Rowe Price Institutional Long Duration Credit Fund (Prospectus Summary) - T. Rowe Price Institutional Long Duration Credit Fund	Label	1 Year	5 Years	Since Inception		Inception Date
Bloomberg Barclays U.S. Long Credit Bond Index	Bloomberg Barclays U.S. Long Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Long Credit Bond Index		23.36%	6.31%	6.54%	[1]
Lipper Corporate Debt Funds BBB-Rated Average	Lipper Corporate Debt Funds BBB-Rated Average			none
Lipper Corporate Debt Funds BBB-Rated Average		13.10%	4.00%	3.96%	[2]
Institutional Long Duration Credit Fund		23.71%	6.21%	6.47%		Jun. 03, 2013
Institutional Long Duration Credit Fund | After Taxes on Distributions		18.44%	3.86%	4.26%
Institutional Long Duration Credit Fund | After Taxes on Distributions and Sales		14.96%	3.83%	4.08%
[1]	Return since 6/3/13.
[2]	Return since 5/31/13.

Updated performance information is available through troweprice.com.